Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of sales by product line

	December 31	December 31	December 31
	2019	2018	2017
	$	$	$
Dried Cannabis	17,517,882	1,297,517	582,245
Cannabis Oils	4,578,876	771,533	340,352
Other	240,878	41,353	15,057
Total	22,337,636	2,110,403	937,654